Right-of-use assets and lease liabilities (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Opening balance	$ 432,319	$ 539,110
Less: amortization of ROU assets	(101,722)	(106,791)	$ (121,479)
Ending balance	$ 330,597	$ 432,319	$ 539,110